Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade payables	$ 1,320	$ 2,243
Other accounts payable	2,965	3,394
Loan from bank		3,398
Long-term liabilities	2	3
Liability in respect of research and development grants	13,602	13,484
Lease liability	1,292
Total financial instruments	19,181	22,521
Greater Than 5 years [Member]
Statement Line Items [Line Items]
Trade payables
Other accounts payable
Loan from bank
Long-term liabilities
Liability in respect of research and development grants	6,792	7,378
Total financial instruments	6,792	7,378
4 to 5 years [Member]
Statement Line Items [Line Items]
Trade payables
Other accounts payable
Loan from bank
Long-term liabilities
Liability in respect of research and development grants	1,980	1,890
Total financial instruments	1,980	1,890
3 to 4 years [Member]
Statement Line Items [Line Items]
Trade payables
Other accounts payable
Loan from bank
Long-term liabilities
Liability in respect of research and development grants	1,635	1,545
Total financial instruments	1,635	1,545
2 to 3 years [Member]
Statement Line Items [Line Items]
Trade payables
Other accounts payable
Loan from bank		773
Long-term liabilities
Liability in respect of research and development grants	1,335	1,185
Lease liability	271
Total financial instruments	1,606	1,958
Less than one year [Member]
Statement Line Items [Line Items]
Trade payables	1,320	2,243
Other accounts payable	2,965	3,394
Loan from bank		988
Long-term liabilities	1	2
Liability in respect of research and development grants	810	631
Lease liability	572
Total financial instruments	5,668	7,258
1 to 2 years [Member]
Statement Line Items [Line Items]
Trade payables
Other accounts payable
Loan from bank		1,637
Long-term liabilities	1	1
Liability in respect of research and development grants	1,050	855
Lease liability	449
Total financial instruments	$ 1,500	$ 2,493